Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of loss after income tax to net cash used in operating activities [Abstract]
Schedule of reconciliation of loss after income tax to net cash
	Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Loss after income tax expense for the year	(341,469)	(2,704,845)	(2,781,899)	(231,978)

Adjustments for:
Depreciation and amortisation	375,516	224,154	301,587 *	255,106
Share-based payments	309,256	223,171	173,134	210,092
Net gain on fair value movement of warrants	(3,768,466)	-	-	(2,560,099)
Foreign exchange differences	(428,414)	172,573	163,621 *	(291,037)
Lease interest	22,004	31,382	12,238	14,948

Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	88,317	(239,623)	797,104	59,998
Decrease (increase) in inventories	(347,668)	312,014	(277,957)	(236,188)
Increase in prepayments	(221,127)	(70,763)	5,943	(150,222)
Increase in trade and other payables	457,392	132,260	(412,547)	310,728
Increase (decrease) in employee benefits	(614,554)	115,077	41,783	(417,496)
Increase (decrease) in Government liabilities	909	(1,579)	(143,178)	616

Net cash used in operating activities	(4,468,304)	(1,806,179)	(2,120,171)	(3,035,532)

*	Reclassified